Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000007614 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000007614 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000007614 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000007614 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000007614 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
C000007614 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000007614 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000007614 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000007614 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000007614 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000007614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000007614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000007614 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007615 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000007615 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000007615 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000007615 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000007615 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[2]
C000007615 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000007615 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000007615 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000007615 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000007615 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000007615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000007615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000007615 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007611 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000007611 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000007611 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000007611 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000007611 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000007611 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000007611 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000007611 [Member] | Watts Water Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000007611 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000007611 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000007611 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000007611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000007611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007611 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007612 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000007612 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000007612 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000007612 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000007612 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000007612 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000007612 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000007612 [Member] | Watts Water Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000007612 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000007612 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000007612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007612 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000007612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000007612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007612 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007613 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000007613 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000007613 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000007613 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000007613 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000007613 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000007613 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000007613 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000007613 [Member] | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000007613 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000007613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000007613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000007613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007613 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000007613 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.